Commitments	2 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
COMMITMENTS
Commitments

Note 6 — Commitments

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of Proposed Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45‑day option from the date of Proposed Public Offering to purchase up to 10,000,000 additional Units to cover over-allotments, if any, at the Proposed Public Offering price less the underwriting discounts and commissions.

The underwriters will be entitled to a cash underwriting discount of $0.20 per Unit, or $20,000,000 in the aggregate (or $22,000,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or $35,000,000 in the aggregate (or $38,500,000 in the aggregate if the underwriters’ over-allotment option is exercised in full). The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement.

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on February 13, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $38,500,000 in the aggregate. The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement. On February 13, 2020, the underwriters agreed to waive the upfront underwriting discount on 17,990,000  Units, resulting in a reduction of the upfront underwriting discount of $3,598,000.

Merger Agreement and Related Transactions

On July 12, 2020, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Music Merger Sub I, Inc., a Delaware corporation and wholly owned subsidiary of the Company ("First Merger Sub"), Music Merger Sub II, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of the Company ("Second Merger Sub"), Polaris Parent Corp., a Delaware corporation (“Parent”), and Polaris Investment Holdings, L.P., a Delaware limited partnership ("Holdings").

Pursuant to the Merger Agreement, First Merger Sub will merge with and into Parent with Parent surviving such merger (the "First Merger") and (ii) Second Merger Sub will merge with and into Parent with Second Merger Sub surviving such merger (the "Second Merger" and, together with the First Merger, being collectively referred to as the "Mergers" and, together with the other transactions contemplated by the Merger Agreement, the "Transactions").

The aggregate consideration to be paid to Holdings will be equal to $5,678,000,000 (the "Closing Merger Consideration") and will be paid in a combination of stock and cash consideration. The cash consideration will be an amount equal to (i) (x) all amounts in the Company's Trust Account (after reduction for the aggregate amount of payments required to be made in connection with any valid stockholder redemptions), plus (y) the aggregate amount of cash that has been funded to and remains with the Company pursuant to the Subscription Agreements (as defined below) as of immediately prior to the closing (such amounts in clauses (x) and (y), the "Available Closing Acquiror Cash"), minus (ii) the aggregate principal amount of a subsidiary of Parent’s outstanding 8.500% / 9.250% Senior PIK Toggle Notes due 2022 (excluding any accrued and unpaid interest or applicable premium thereunder) (such amount, the "Closing Cash Consideration); provided, that in no event will the Closing Cash Consideration be greater than $1,521,000,000. If the closing occurs when less than all of the Convertible PIPE Investment (as defined below) has been funded to the Company and the Closing Cash Consideration as otherwise determined in accordance with the definition thereof would be less than $1,521,000,000, then (other than in specified circumstances), the Closing Cash Consideration will be increased, notwithstanding such calculation to $1,521,000,000. The remainder of the Closing Merger Consideration will be paid in shares of Class A common stock, par value $0.0001 per share, of the Company in an amount equal to $10.00 per share (the "Closing Share Consideration").

At the effective time of the First Merger, the shares of Class A common stock of Parent will be cancelled and automatically deemed for all purposes to represent the right to receive, in the aggregate, the Closing Share Consideration. At the effective time of the First Merger, the shares of Class B common stock of Parent will be cancelled and automatically deemed for all purposes to represent the right to receive, in the aggregate, the Closing Cash Consideration.

In connection with the execution of the Merger Agreement, (a) the Company entered into a common stock subscription agreement (the “PIF Common Subscription Agreement”) with The Public Investment Fund of The Kingdom of Saudi Arabia (the “PIF”) and (b) the Company, Holdings and Parent entered into certain common stock subscription agreements (the “Other Common Subscription Agreements” and, together with the PIF Common Subscription Agreement, the “Common Subscription Agreements”) with certain investment funds (together with the PIF, (the “Common PIPE Investors”) pursuant to which, the Company has agreed to issue and sell to the Common PIPE Investors (x) $1,300,000,000 of Class A Common Stock (the “Common PIPE Shares”) at a purchase price of $10.00 per share and (y) 1/20th of a warrant (the “Common PIPE Warrants”) to purchase one share of Class A Common Stock, with each whole warrant having a strike price of $12.50 per share and a 5-year maturity from the closing of the Transactions (the “Common PIPE Investment”). There is an original issue discount (“OID”) of 1% for subscriptions of equal to or less than $250,000,000 and an OID of 2.5% for subscriptions of more than $250,000,000. The closing of the Common PIPE Investment is conditioned on all conditions set forth in the Merger Agreement having been satisfied or waived and other customary closing conditions, and the Transactions will be consummated immediately following the closing of the Common PIPE Investment. The Common Subscription Agreements will terminate upon the earlier to occur of (i) the termination of the Merger Agreement and (ii) the mutual written agreement of the parties thereto. The counterparties to certain of the Common Subscription Agreements are affiliates of directors of the Company and such Common Subscription Agreements have been approved by the Company’s audit committee and board of directors in accordance with the Company’s related persons transaction policy.

In addition, the Company entered into certain convertible note subscription agreements (the “Convertible Subscription Agreements,” and together with the Common Subscription Agreements, the “Subscription Agreements”) with certain investment funds affiliated with Franklin Advisers, Inc., Magnetar Capital LLC, Oak Hill Advisors Entities, and Pacific Investment Management Company LLC (the “Convertible Investors”) pursuant to which the Convertible Investors will provide convertible debt financing in the form of Convertible Senior PIK Toggle Notes (the “Convertible Notes”) to the Company in the aggregate principal amount of $1,300,000,000 (the “Convertible PIPE Investment” and, together with the Common PIPE Investment, the “PIPE Investment”). The Convertible Notes will mature in seven years. The coupon rate of the Convertible Notes is, at the Company’s option, 6% per annum payable semi-annually in arrears in cash or 7% per annum payable semi-annually in arrears in-kind. Holders may convert the Convertible Notes into shares of Class A Common Stock based on a $13.00 conversion price, subject to customary anti-dilution adjustments. The Company may redeem the Convertible Notes after the third anniversary of the issuance of the Convertible Notes, subject to a holder’s prior right to convert, if the trading price of the Class A Common Stock exceeds 130% of the conversion price 20 out of the preceding 30 trading days. There will be customary registration rights with respect to the Class A Common Stock issuable upon conversion of the Convertible Notes. Subject to the condition that the Convertible PIPE Investment is funded in full on the Closing Date, the Convertible Notes will be guaranteed by a subsidiary of Parent. The Convertible Notes are being issued with an OID of 2.5%. The proceeds of the PIPE Investment will be used to fund a portion of the amount necessary to consummate the Transactions, including the repayment of certain specified debt of a subsidiary of Parent. The counterparty to one of the Convertible Subscription Agreements is an affiliate of a director of the Company and such Convertible Subscription Agreement has been approved by the Company’s audit committee and board of directors in accordance with the Company’s related persons transaction policy.

The Company has engaged The Klein Group, LLC, an affiliate of M. Klein and Company, LLC and of Churchill Sponsor III LLC (“KG”), to act as the Company’s financial advisor in connection with the Transactions, and as a placement agent in connection with the PIPE Investment.. Pursuant to this engagement, the Company will pay KG a transaction fee of $15 million and a placement fee of $15.5 million (of which up to $15 million shall be payable in shares of the Company Company’s Class A common stock based on $10 per share), which shall be conditioned upon the completion of the Mergers and such engagement shall be terminated in full at such time. KG intends to direct the Company to pay a portion of such fees totaling $8 million to Project Isaiah, a philanthropic entity formed to provide meals in underserved communities in the United States impacted by the COVID-19 crisis of 2020. Michael Klein is the Chairman of Project Isaiah. The engagement of KG and the payment of the advisory fee has been approved by the Company’s audit committee and board of directors in accordance with the Company’s related persons transaction policy.

The Transactions will be consummated after the required approval by the stockholders of the Company and the satisfaction of certain other conditions as further described in the Merger Agreement.